BEACON ACCELERATED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (107.26%)
Call Option Contracts (107.26%)
S&P 500® Mini Index:
Goldman Sachs	07/14/2023	$0.01	175	$7,788,165	$7,781,259
Goldman Sachs	07/14/2023	385.34	35	1,557,633	211,156
Goldman Sachs	07/14/2023	429.08	140	6,230,532	239,230
Goldman Sachs	08/14/2023	0.01	175	7,788,165	7,790,234
Goldman Sachs	08/14/2023	393.30	110	4,895,418	590,034
Goldman Sachs	08/14/2023	429.08	65	2,892,747	131,568
Goldman Sachs	09/14/2023	0.01	175	7,788,165	7,768,259
Goldman Sachs	09/14/2023	367.37	60	2,670,228	497,517
Goldman Sachs	09/14/2023	393.30	115	5,117,937	665,783
Goldman Sachs	10/13/2023	0.01	160	7,120,608	7,097,336
Goldman Sachs	10/13/2023	367.37	160	7,120,608	1,330,148
Goldman Sachs	11/14/2023	0.01	160	7,120,608	7,129,115
Goldman Sachs	11/14/2023	396.89	160	7,120,608	924,210
Goldman Sachs	12/14/2023	0.01	175	7,788,165	7,746,025
Goldman Sachs	12/14/2023	389.30	150	6,675,570	1,040,676
Goldman Sachs	01/12/2024	0.01	175	7,788,165	7,744,637
Goldman Sachs	12/14/2023	399.60	25	1,112,595	144,041
Goldman Sachs	01/12/2024	399.60	175	7,788,165	1,051,134
Goldman Sachs	02/14/2024	0.01	165	7,343,127	7,295,729
Goldman Sachs	02/14/2024	412.59	165	7,343,127	854,161
Goldman Sachs	03/14/2024	0.01	175	7,788,165	7,728,040
Goldman Sachs	03/14/2024	386.66	175	7,788,165	1,324,550
Goldman Sachs	04/12/2024	0.01	180	8,010,684	7,944,390
Goldman Sachs	04/12/2024	413.31	180	8,010,684	1,002,819
Goldman Sachs	05/14/2024	0.01	180	8,010,684	7,936,584
Goldman Sachs	05/14/2024	412.58	180	8,010,684	1,057,324
Goldman Sachs	06/14/2024	0.01	175	7,788,165	7,707,849
Goldman Sachs	06/14/2024	440.43	175	7,788,165	701,936
				184,245,732	103,435,744
TOTAL PURCHASED OPTION CONTRACTS
(Cost $90,448,512)				$184,245,732	$103,435,744

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.91%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	3.700%	1,803,569	$1,803,569
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	4.724%	1,005,782	1,005,782
			2,809,351
TOTAL SHORT TERM INVESTMENTS
(Cost $2,809,351)			2,809,351

TOTAL INVESTMENTS (110.17%)
(Cost $93,257,863)			$106,245,095

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.17%)			(9,811,795)

NET ASSETS (100.00%)			$96,433,300

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (10.01%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (10.01%)
S&P 500® Mini Index
Goldman Sachs	07/14/23	$431.70	(70)	$117,877	$(3,115,266)	$(105,861)
Goldman Sachs	07/14/23	473.06	(280)	450,226	(12,461,064)	(516)
Goldman Sachs	08/14/23	439.32	(220)	369,589	(9,790,836)	(259,046)
Goldman Sachs	08/14/23	475.64	(130)	218,914	(5,785,494)	(3,550)
Goldman Sachs	09/14/23	416.60	(120)	213,834	(5,340,456)	(416,863)
Goldman Sachs	09/14/23	442.07	(230)	402,029	(10,235,874)	(315,751)
Goldman Sachs	10/13/23	418.99	(320)	597,424	(14,241,216)	(1,135,540)
Goldman Sachs	11/14/23	446.54	(320)	654,067	(14,241,216)	(573,998)
Goldman Sachs	12/14/23	436.21	(300)	544,639	(13,351,140)	(821,059)
Goldman Sachs	12/14/23	438.56	(50)	79,198	(2,225,190)	(137,889)
Goldman Sachs	01/12/24	439.96	(350)	568,737	(15,576,330)	(959,249)
Goldman Sachs	02/14/24	452.03	(330)	538,214	(14,686,254)	(731,515)
Goldman Sachs	03/14/24	427.26	(350)	586,233	(15,576,330)	(1,480,554)
Goldman Sachs	04/12/24	451.54	(360)	591,462	(16,021,368)	(989,697)
Goldman Sachs	05/14/24	450.29	(360)	563,382	(16,021,368)	(1,123,417)
Goldman Sachs	06/14/24	478.09	(350)	549,483	(15,576,330)	(600,880)

TOTAL WRITTEN OPTION CONTRACTS				$7,045,308	$(184,245,732)	$(9,655,385)

BEACON PLANNED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (117.76%)

Option Contracts (0.84%)
Cll XSP APR 412.61 4/12/2024	04/12/2024	412.61	525	$23,364,495	2,954,352
				23,364,495	2,954,352

Option Contracts (0.84%) (continued)
Call Option Contracts (115.39%)
S&P 500® Mini Index:
Goldman Sachs	07/14/2023	$49.95	525	$23,364,495	$20,728,184
Goldman Sachs	07/14/2023	55.68	255	11,348,469	9,922,209
Goldman Sachs	07/14/2023	385.66	525	23,364,495	3,150,613
Goldman Sachs	07/14/2023	429.55	255	11,348,469	424,328
Goldman Sachs	08/14/2023	51.50	285	12,683,583	11,190,346
Goldman Sachs	08/14/2023	55.68	495	22,029,381	19,235,203
Goldman Sachs	08/14/2023	392.10	285	12,683,583	1,595,660
Goldman Sachs	08/14/2023	429.55	495	22,029,381	981,892
Goldman Sachs	09/14/2023	47.25	230	10,235,874	9,173,443
Goldman Sachs	09/14/2023	51.50	560	24,922,128	22,006,451
Goldman Sachs	09/14/2023	368.10	230	10,235,874	1,853,754
Goldman Sachs	09/14/2023	392.10	560	24,922,128	3,306,150
Goldman Sachs	10/13/2023	47.25	630	28,037,394	25,099,868
Goldman Sachs	10/13/2023	52.05	170	7,565,646	6,669,630
Goldman Sachs	10/13/2023	368.10	630	28,037,394	5,193,464
Goldman Sachs	10/13/2023	397.10	170	7,565,646	937,380
Goldman Sachs	11/14/2023	50.90	135	6,008,013	5,308,228
Goldman Sachs	11/14/2023	52.05	640	28,482,432	25,092,789
Goldman Sachs	11/14/2023	389.18	135	6,008,013	904,537
Goldman Sachs	11/14/2023	397.10	640	28,482,432	3,823,864
Goldman Sachs	12/14/2023	50.90	475	21,139,305	18,805,795
Goldman Sachs	12/14/2023	52.00	300	13,351,140	11,756,981
Goldman Sachs	12/14/2023	389.18	475	21,139,305	3,177,512
Goldman Sachs	12/14/2023	399.47	300	13,351,140	1,731,925
Goldman Sachs	01/12/2024	52.00	480	21,361,824	18,817,910
Goldman Sachs	01/12/2024	53.87	300	13,351,140	11,706,690
Goldman Sachs	01/14/2024	399.47	480	21,361,824	2,888,526
Goldman Sachs	01/12/2024	413.71	300	13,351,140	1,516,248
Goldman Sachs	02/14/2024	50.35	315	14,018,697	12,395,170
Goldman Sachs	02/14/2024	53.87	470	20,916,786	18,334,436
Goldman Sachs	02/14/2024	384.86	315	14,018,697	2,375,573
Goldman Sachs	02/14/2024	413.71	470	20,916,786	2,520,257
Goldman Sachs	03/14/2024	50.35	535	23,809,533	21,033,001
Goldman Sachs	03/14/2024	53.98	260	11,570,988	10,130,786
Goldman Sachs	03/14/2024	384.86	535	23,809,533	4,132,542
Goldman Sachs	03/14/2024	412.61	260	11,570,988	1,401,468
Goldman Sachs	04/12/2024	53.60	250	11,125,950	9,749,516
Goldman Sachs	04/12/2024	53.98	525	23,364,495	20,454,859
Goldman Sachs	04/12/2024	412.70	250	11,125,950	1,405,028
Goldman Sachs	05/14/2024	53.60	555	24,699,609	21,632,850
Goldman Sachs	05/14/2024	57.46	220	9,790,836	8,494,146
Goldman Sachs	05/14/2024	412.70	555	24,699,609	3,254,825
Goldman Sachs	05/14/2024	440.41	220	9,790,836	831,472
Goldman Sachs	06/14/2024	57.46	525	23,364,495	20,257,631
Goldman Sachs	06/14/2024	440.41	525	23,364,495	2,106,541
				789,719,931	407,509,681

Option Contracts (0.84%) (continued)
Put Option Contracts (1.52%)
S&P 500® Mini Index:
Goldman Sachs	07/14/2023	$385.66	525	$23,364,495	$5,145
Goldman Sachs	07/14/2023	429.55	255	11,348,469	13,053
Goldman Sachs	08/14/2023	392.10	285	12,683,583	16,649
Goldman Sachs	08/14/2023	429.55	495	22,029,381	131,981
Goldman Sachs	09/14/2023	368.10	230	10,235,874	16,377
Goldman Sachs	09/14/2023	392.10	560	24,922,128	78,121
Goldman Sachs	10/13/2023	368.10	630	28,037,394	86,390
Goldman Sachs	10/13/2023	397.10	170	7,565,646	41,239
Goldman Sachs	11/14/2023	389.18	135	6,008,013	39,046
Goldman Sachs	11/14/2023	397.10	640	28,482,432	217,635
Goldman Sachs	12/14/2023	389.18	475	21,139,305	193,521
Goldman Sachs	12/14/2023	399.47	300	13,351,140	146,530
Goldman Sachs	01/12/2024	399.47	480	21,361,824	274,678
Goldman Sachs	01/12/2024	413.71	300	13,351,140	203,389
Goldman Sachs	02/14/2024	384.86	315	14,018,697	153,320
Goldman Sachs	02/14/2024	413.71	470	20,916,786	406,036
Goldman Sachs	03/14/2024	384.86	535	23,809,533	328,210
Goldman Sachs	03/14/2024	412.61	260	11,570,988	247,218
Goldman Sachs	04/12/2024	412.61	525	23,364,495	549,126
Goldman Sachs	04/12/2024	412.70	250	11,125,950	261,840
Goldman Sachs	05/14/2024	412.70	555	24,699,609	640,972
Goldman Sachs	05/14/2024	440.41	220	9,790,836	377,103
Goldman Sachs	06/14/2024	440.41	525	23,364,495	952,529
				406,542,213	5,380,108
TOTAL PURCHASED OPTION CONTRACTS
(Cost $377,731,018)				$1,219,626,639	$415,844,141

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.01%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	3.700%	1,773,988	$1,773,988
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	4.724%	1,807,506	1,807,505
			3,581,493
TOTAL SHORT TERM INVESTMENTS
(Cost $3,581,493)			3,581,493

TOTAL INVESTMENTS (118.77%)
(Cost $381,312,511)			$419,425,634

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.77%)			(66,270,122)

NET ASSETS (100.00%)			$353,155,512

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (18.63%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (1.73%)
S&P 500® Mini Index
Goldman Sachs	07/14/23	$347.09	(525)	$1,087,249	$(23,364,495)	$(2,373)
Goldman Sachs	07/14/23	386.60	(255)	478,367	(11,348,469)	(2,550)
Goldman Sachs	07/14/23	414.20	(1,050)	2,548,298	(46,728,990)	(3,322,180)
Goldman Sachs	08/14/23	352.89	(285)	542,626	(12,683,583)	(6,072)
Goldman Sachs	08/14/23	386.60	(495)	977,601	(22,029,381)	(25,399)
Goldman Sachs	09/14/23	331.29	(230)	424,109	(10,235,874)	(8,686)
Goldman Sachs	09/14/23	352.89	(560)	1,124,452	(24,922,128)	(31,603)
Goldman Sachs	10/13/23	331.29	(630)	1,202,639	(28,037,394)	(43,105)
Goldman Sachs	10/13/23	357.39	(170)	299,194	(7,565,646)	(17,418)
Goldman Sachs	11/14/23	350.26	(135)	228,617	(6,008,013)	(19,249)
Goldman Sachs	11/14/23	357.39	(640)	1,192,296	(28,482,432)	(101,428)
Goldman Sachs	12/14/23	350.26	(475)	845,719	(21,139,305)	(94,462)
Goldman Sachs	12/14/23	359.52	(300)	401,689	(13,351,140)	(69,873)
Goldman Sachs	01/12/24	359.52	(480)	686,382	(21,361,824)	(136,389)
Goldman Sachs	01/12/24	372.34	(300)	378,285	(13,351,140)	(106,099)
Goldman Sachs	02/14/24	346.37	(315)	483,825	(14,018,697)	(88,935)
Goldman Sachs	02/14/24	372.34	(470)	627,427	(20,916,786)	(202,937)
Goldman Sachs	03/14/24	371.35	(260)	337,467	(11,570,988)	(128,704)
Goldman Sachs	03/12/24	346.37	(535)	860,254	(23,809,533)	(178,349)
Goldman Sachs	04/12/24	371.35	(525)	718,699	(23,364,495)	(295,003)
Goldman Sachs	04/12/24	371.43	(250)	330,738	(11,125,950)	(140,648)
Goldman Sachs	05/14/24	371.43	(555)	774,753	(24,699,609)	(353,350)
Goldman Sachs	05/14/24	396.37	(220)	230,549	(9,790,836)	(201,087)
Goldman Sachs	06/14/24	396.37	(525)	587,449	(23,364,495)	(522,160)
				17,368,684	(453,271,203)	(6,098,059)

Call Option Contracts - (16.90%)
S&P 500® Mini Index
Goldman Sachs	07/14/23	457.13	(510)	1,212,245	(22,696,938)	(21,361)
Goldman Sachs	08/14/23	421.39	(570)	1,384,502	(25,367,166)	(1,560,810)
Goldman Sachs	08/14/23	459.27	(990)	2,448,221	(44,058,762)	(194,853)
Goldman Sachs	09/14/23	399.39	(460)	1,139,397	(20,471,748)	(2,327,170)
Goldman Sachs	09/14/23	423.86	(1,120)	2,815,625	(49,844,256)	(3,172,213)
Goldman Sachs	10/13/23	401.41	(1,260)	3,241,918	(56,074,788)	(6,670,379)
Goldman Sachs	10/13/23	426.96	(340)	864,607	(15,131,292)	(1,027,912)
Goldman Sachs	11/14/23	417.59	(270)	661,625	(12,016,026)	(1,068,173)
Goldman Sachs	11/14/23	429.34	(1,280)	3,372,750	(56,964,864)	(4,055,500)
Goldman Sachs	12/14/23	420.31	(950)	2,397,289	(42,278,610)	(3,790,713)
Goldman Sachs	12/14/23	423.64	(600)	1,350,577	(26,702,280)	(2,230,956)
Goldman Sachs	01/12/24	425.64	(960)	2,222,363	(42,723,648)	(3,902,081)
Goldman Sachs	01/12/24	437.37	(600)	1,328,371	(26,702,280)	(1,735,869)
Goldman Sachs	02/14/24	409.88	(630)	1,459,679	(28,037,394)	(3,402,474)
Goldman Sachs	02/14/24	439.44	(940)	2,180,754	(41,833,572)	(2,900,130)
Goldman Sachs	03/14/24	411.03	(1,070)	2,608,608	(47,619,066)	(5,905,333)
Goldman Sachs	03/14/24	436.05	(520)	1,117,454	(23,141,976)	(1,856,848)
Goldman Sachs	04/12/24	435.89	(500)	1,059,475	(22,251,900)	(2,067,220)
Goldman Sachs	04/12/24	437.86	(1,050)	2,346,699	(46,728,990)	(3,879,114)
Goldman Sachs	05/14/24	437.75	(1,110)	2,458,596	(49,399,218)	(4,403,185)
Goldman Sachs	05/14/24	463.53	(440)	918,698	(19,581,672)	(1,002,452)
Goldman Sachs	06/14/24	465.43	(1,050)	2,319,399	(46,728,990)	(2,514,465)
				40,908,852	(766,355,436)	(59,689,211)

TOTAL WRITTEN OPTION CONTRACTS				$58,277,536	$(1,219,626,639)	$(65,787,270)

Notes to Quarterly Portfolio of Investments

June 30, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$103,435,744	$–	$103,435,744
Short Term Investments	2,809,351	–	–	2,809,351
Total	$2,809,351	$103,435,744	$–	$106,245,095

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(9,655,385)	$–	$(9,655,385)
Total	$–	$(9,655,385)	$–	$(9,655,385)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$415,844,141	$–	$415,844,141
Short Term Investments	3,581,493	–	–	3,581,493
Total	$3,581,493	$415,844,141	$–	$419,425,634

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(65,787,270)	$–	$(65,787,270)
Total	$–	$(65,787,270)	$–	$(65,787,270)

As of June 30, 2023, the Funds did not hold any level 3 securities.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a fund and are apportioned among the classes based on average net assets of each class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.